Discontinued operations and assets and liabilities of disposal groups - Profit (loss) from discontinued operations, net of tax (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Interest receivable	£ 5,250	£ 4,610
Net interest income	4,334	3,744
Non-interest income	1,885	1,397
Total income	6,219	5,141
Operating expenses	(3,653)	(3,499)
Profit before impairment releases	2,566	1,642
Impairment releases	(54)	(683)
Operating profit before tax	2,620	2,325
Profit from discontinued operations, net of tax	190	177
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Interest receivable	156	172
Net interest income	156	172
Non-interest income	(4)	6
Total income	152	178
Operating expenses	(24)	(22)
Profit before impairment releases	128	156
Impairment releases	(62)	(24)
Operating profit before tax	190	180
Tax charge		(3)
Profit from discontinued operations, net of tax	£ 190	£ 177